Employee Benefits (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Summary of Expenses for Bank's Principal Plans

	For the three months ended
	Pension plans			Other benefit plans
($ millions)	April 30 2025	January 31 2025	April 30 2024	April 30 2025	January 31 2025	April 30 2024
Defined benefit service cost	$61	$83	$51	$6	$6	$4
Interest on net defined benefit (asset) liability	(3)	(3)	(7)	16	16	17
Other	3	3	3	(1)	–	(1)
Defined benefit expense	$61	$83	$47	$21	$22	$20
Defined contribution expense	$53	$49	$45	$–	$–	$–
Actuarial gains (losses) on employee benefit plans in other comprehensive income (2)	$(246)	$273	$264	$(9)	$(13)	$25

	For the six months ended
	Pension plans		Other benefit plans
($ millions)	April 30 2025	April 30 2024	April 30 2025	April 30 2024
Defined benefit service cost	$145	$103	$11	$9
Interest on net defined benefit (asset) liability	(7)	(15)	31	34
Other	6	6	–	2
Defined benefit expense	$144	$94	$42	$45
Defined contribution expense	$102	$91	$1	$–
Actuarial gains (losses) on employee benefit plans in other comprehensive income (2)	$27	$(208)	$(22)	$(33)
(1)	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
(2)	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.